Income Taxes (Details) - Schedule of changes in the valuation allowance for deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in the valuation allowance for deferred tax assets [Abstract]
Valuation Allowance as on January 1st	$ 1,040	$ 617
Increases recorded to tax provision	52,390	423
Valuation Allowance as on December 31st	$ 53,430	$ 1,040